Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	N-CSR/A
Amendment Flag	false
Entity Registrant Name	Destiny Tech100 Inc.
Entity Central Index Key	0001843974
Document Period End Date	Dec. 31, 2022